Fair Value Accounting (Assets Measured At Fair Value By Level Within The Fair Value Hierarchy) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Cash Equivalents	$ 3,000	$ 15,834
Marketable securities	176	626
Long Term Investments (Midas Gold shares)	20,990	69,489	119,851
Amayapampa interest (Note 7)	4,813	4,813
Mill Equipment	6,500	10,000
Fair Value, Inputs, Level 1 [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Cash Equivalents	3,000	15,834
Marketable securities	176	626
Long Term Investments (Midas Gold shares)	20,990	69,489
Fair Value, Inputs, Level 3 [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Amayapampa interest (Note 7)	4,813
Mill Equipment	$ 6,500	$ 10,000